Provisions - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of provisions [line items]
Provisions for termination benefits	$ 555	$ 1,061
Defined benefit plan	$ 2,390	4,073	$ 4,010	$ 2,855
Percentage of increase in discount rate	0.50%
Decrease in net defined benefit liability in discount rate	$ 200
Percentage of decrease in discount rate	0.50%
Increase in net defined benefit liability in discount rate	$ 200
Percentage of decrease in salary increase rate	0.50%
Increase of net defined benefit liability	$ 200
Percentage of increase in salary increase rate	0.50%
Decrease of net defined benefit liability	$ 200
Pension service cost [member]
Disclosure of provisions [line items]
Provisions for termination benefits	600	600
Commercial litigation [member]
Disclosure of provisions [line items]
Provisions for termination benefits		300
Employee Litigation and Severance [member]
Disclosure of provisions [line items]
Provisions for termination benefits	200	200
Settlement of Employee Litigation [Member]
Disclosure of provisions [line items]
Provisions for termination benefits		200
Termination of Commercial Litigation [Member]
Disclosure of provisions [line items]
Provisions for termination benefits	100	400
France [member]
Disclosure of provisions [line items]
Defined benefit plan	$ 600	$ 600	$ 1,500